UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6100

Seligman Quality Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                                  (212) 850-1864

Date of fiscal year end:           10/31
Date of reporting period:        1/31/06

FORM N-Q

ITEM 1.    SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)
January 31, 2006

State#	Face Amount	Municipal Bonds	Rating†	Value
Alabama — 8.0%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039\\o	Aaa	$5,281,450
Alaska — 3.6%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,382,760
Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement and Power District Rev. (Salt River Project), 5% due 12/1/2014	Aaa	4,284,000
California — 24.1%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,094,880
	1,500,000	Los Angeles Regional Airports Improvement Corporation Facilities Rev. (LAXFUEL Corporation), 5.50% due 1/1/2032*	Aaa	1,551,120
	5,000,000	San Diego Public Facilities Financing Authority Sewer Rev., 5% due 5/15/2029	Aaa	5,132,400
	5,000,000	San Francisco City and County Airports Commission Rev. (International Airport), 5.80% due 5/1/2021*	Aaa	5,077,000
Colorado — 4.0%	2,500,000	Regional Transportation District Sales Tax Rev., 5% due 11/1/2024	Aaa	2,631,000
Florida — 14.1%	3,000,000	Orange County Health Facilities Authority Rev. (The Nemours Foundation Project), 5% due 1/1/2029	AAA†	3,124,740
	3,345,000	Orange County Solid Waste Facility Rev., 5% due 10/1/2016	Aaa	3,533,725
	2,500,000	Orange County Sales Tax Rev., 5.125% due 1/1/2023	Aaa	2,659,075
Illinois — 7.2%	4,500,000	Chicago GOs, 5% due 1/1/2023	Aaa	4,752,360
Louisiana — 1.0%	585,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012††	AAA†	664,121
Massachusetts — 14.3%	750,000	Massachusetts State Port Authority Rev., 5% due 7/1/2025	Aaa	787,905
	3,000,000	Massachusetts School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,177,300
	3,000,000	Massachusetts State Special Obligation Dedicated Tax Rev., 5.25% due 1/1/2025\\o	Aaa	3,286,320
	2,000,000	Massachusetts State Water Resources Authority Rev., 5.25% due 8/1/2024	Aaa	2,195,740
Michigan — 3.9%	2,500,000	Harper Creek Community School District GOs, 5.125% due 5/1/2031	Aa2	2,582,200
Minnesota — 0.8%	500,000	Minneapolis & Saint Paul Metropolitan Airports Commission Rev., 5.75% due 1/1/2032\\o	Aaa	545,960
Missouri — 0.5%	310,000	Missouri State Housing Development Commission Rev. (Single Family Mortgage), 6.375% due 9/1/2031*	AAA†	312,229
New York — 18.2%	3,000,000	New York City GOs, 5% due 8/1/2017	Aaa	3,224,850
	2,105,000	New York City GOs, 6.25% due 4/15/2027\\o	Aaa	2,198,862
	5,000,000	New York City Municipal Water Finance Authority (Water & Sewer System Rev.), 5.75% due 6/15/2026\\o	Aaa	5,212,950

New York (continued)	1,295,000	New York State Environmental Facilities Corporation (Clean Water and Drinking Water Rev.), 5% due 7/10015/2020	Aaa	1,380,288
Pennsylvania — 6.4%	3,000,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	3,170,670
	1,000,000	Pennsylvania Turnpike Commission Rev. (Oil Franchise Tax), 5.25% due 12/1/2023	Aaa	1,080,010
Puerto Rico — 5.1%	3,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	3,372,930
Texas — 13.0%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev., 5% due 12/1/2031	Aaa	3,069,840
	2,000,000	Matagorda County Navigation District No. 1 Pollution Control Rev. (Central Power and Light Co. Project), 6.125% due 5/1/2030*	Aaa	2,052,200
	3,000,000	San Antonio Electric & Gas System Rev., 5.65% due 2/1/2019††	AAA†	3,492,690
Washington — 6.4%	2,000,000	Chelan County Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.25% due 7/1/2033*	Aaa	2,049,920
	2,000,000	Chelan County Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,147,680
Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development Authority Housing Rev., 6.85% due 11/1/2012	Aaa	325,543
Total Municipal Bonds — 137.6%				90,834,718
		Short-Term Holdings
Colorado — 1.8%	1,200,000	Moffat County Pollution Control Rev. (Pacificorp Projects), VRDN, due 5/1/2013	VMIG 1	1,200,000
Florida — 0.3%	200,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	200,000
Massachusetts — 2.8%	1,880,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	1,880,000
New York — 7.0%	3,000,000	Metropolitan Transportation Authority Rev. (Commuter Facilities), 6.10% due 7/1/2026\\o	Aaa	3,094,980
	800,000	New York City GOs, VRDN, due 8/1/2009	VMIG 1	800,000
	700,000	New York City Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2023	VMIG 1	700,000
Total Short-Term Holdings — 11.9%				7,874,980
Total Investments — 149.5%				98,709,698
Other Assets Less Liabilities — 1.4%				924,575
Preferred Stock — (50.9)%				(33,600,000)
Net Assets for Common Stock — 100.0%				66,034,273

Notes to Schedule of Investments (unaudited)

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol †). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

\\o	Pre-refunded security.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

VRDN (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At January 31, 2006, the interest rates paid on these notes ranged from 3.05% to 3.12%.

The cost of investments for federal income tax purposes was $95,099,455. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $3,788,907 and $178,663, respectively.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in more than 60 days are valued at market value. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

ITEM    2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM  3.    EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN QUALITY MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: March 29, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: March 29, 2006

SELIGMAN QUALITY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.